INCOME TAXES - Tax Credit Carryforward and Expiration Dates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss and Tax Carryforwards
Total APB subsidiary NOL carryforward	$ 200	$ 200
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,700	1,000
Net DFA	47,849	49,336
Amount of taxable income necessary to fully realize U.S. federal, state and local DTAs	$ 59,000
U.S. Federal and New York State and City NOL carryforward period	20 years
U.S. foreign tax credit carryforward period (in years)	10 years
Limit on utilization of foreign tax credit carryforwards (as percent)	35.00%
Domestic losses allowed to be reclassified as foreign source income	$ 54,000
Limit on domestic losses to be reclassified as foreign source income (as a percent)	50.00%
Foreign tax credits (FTCs)	$ 15,900	17,600
Increase (decrease) in deferred tax assets	(1,700)
Increase (decrease) in deferred tax assets due to FTC carryforwards	(1,500)
Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	15,900	17,600
Net DFA	2,600	2,800
U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,300	1,600
Operating loss carryforward	9,700	6,500
Net DFA	41,300	42,600
Foreign tax credits (FTCs)	15,900	17,600
New York state tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	14,600	12,300
New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	13,300	4,400
2017 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	0	1,900
2018 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	4,800	5,200
2019 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,200	1,200
2020 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	3,100	3,100
2021 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,700	1,800
2022 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	3,400	3,400
2023 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	400	1,000
2025 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,300	0
2027 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	200	200
2028 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	100	100
2028 | New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	0	3,800
2030 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	0	400
Operating loss carryforward	300	300
2031 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	300
Operating loss carryforward	1,500	1,700
2031 | New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	0	100
2032 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	400	400
2032 | New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	0	500
2033 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	300	300
Operating loss carryforward	1,700	1,900
2034 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	2,300	2,300
2034 | New York state tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	14,600	12,300
2034 | New York City tax authority
Operating Loss and Tax Carryforwards
Operating loss carryforward	13,300	0
2035 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	0
Operating loss carryforward	3,600	0
Various
Operating Loss and Tax Carryforwards
Total APB subsidiary NOL carryforward	$ 200	$ 200